ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I	12 Months Ended
Dec. 31, 2017
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I

ACORN INTERNATIONAL, INC.

These financial statements have been prepared in conformity with accounting principles generally accepted in the United States.

FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS
(In US dollars, except share data)

	December 31,
	2016	2017

Assets
Current assets:
Cash and cash equivalents	$6,324,046	$2,122,380
Amounts due from subsidiaries	722,696	467,747
Loan receivable	1,909,741	2,124,133
Other current assets	113,826	501,819
Held-for-sale assets	—	353,691

Total current assets	9,070,309	5,569,770
Loan to related party	—	2,450,000
Investments in subsidiaries	91,603,716	87,517,739
Total assets	$100,674,025	$95,537,509

Liabilities and equity
Current liabilities:
Other current liabilities	$1,503,471	$1,408,533
Amount due to subsidiaries	—	7,140,367
Total current liabilities	1,503,471	8,548,900
Total liabilities	1,503,471	8,548,900

Equity:
Ordinary shares ($0.01 par value; 100,000,000 shares authorized, 91,818,518 and 91,884,402 shares issued and 75,406,875 and 53,602,810 shares outstanding as of December 31, 2016 and 2017, respectively)	918,185	918,844
Additional paid-in capital	161,938,330	161,962,671
Accumulated deficits	(122,910,876)	(110,526,573)
Accumulated other comprehensive income	80,865,261	60,968,963
Treasury stock, at cost (16,411,643 and 37,333,921 shares as of December 31, 2016 and 2017, respectively)	(21,640,346)	(26,335,296)
Total equity	99,170,554	86,988,609
Total liabilities and equity	$100,674,025	$95,537,509

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF OPERATIONS
(In US dollars)

	For the years ended December 31,
	2015	2016	2017

Operating expenses:
Other selling and marketing expenses	$207,461	$270	$—
General and administrative expenses	2,638,398	2,800,959	4,026,312
Total operating expenses	2,845,859	2,801,229	4,026,312
Loss from operations	(2,845,859)	(2,801,229)	(4,026,312)
Other expenses	112,848	128,188	246,603
Loss before income taxes	(2,733,011)	(2,673,041)	(3,779,709)
Equity in losses of an affiliate	—	(150,000)	—
Income taxes	—	—	—
Equity in gains (losses) of subsidiaries	(37,425,643)	6,261,411	16,164,012
Net income (loss) of Acorn International, Inc.	$(40,158,654)	$3,438,370	$12,384,303

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF COMPREHENSIVE LOSS
(In US dollars, except share data)

	For the years ended December 31,
	2015	2016	2017

Net income (loss)	$(40,158,654)	$3,438,370	$12,384,303
Other comprehensive income, net of tax
Unrealized gain (loss) of available-for-sales securities in the subsidiaries, net of tax of $ (18,172,231) and $ (10,490,287) in 2016 and 2017, respectively.	130,928,599	(53,999,944)	(34,823,436)
Foreign currency translation adjustments	(2,933,003)	(27,715,195)	14,927,138
Comprehensive Income (loss) of Acorn International, Inc.	87,836,942	(78,276,769)	(7,511,995)

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF CASH FLOWS
(In US dollars)

	For the years ended December 31,
	2015	2016	2017

Operating activities:
Net income (loss) of Acorn International, Inc.	$(40,158,654)	$3,438,370	$12,384,303
Share-based compensation	71,333	658,000	25,000
Exchange losses of convertible loan	—	213,330	(102,159)
Equity in losses of affiliates	—	150,000	—
Equity in losses (gains) of subsidiaries	37,425,643	(6,261,411)	(16,164,012)

Accrued interests on convertible loan	(140,291)	(112,233)	(112,233)
Changes in operating assets and liabilities:
Other current assets	(24,389)	(1,019)	(387,993)
Other current liabilities	1,135,638	(213,579)	(94,938)
Net cash used in operating activities	$(1,690,720)	$(2,128,542)	$(4,452,032)

Investing activities:

Disbursement for loan receivables	(1,870,547)	—	—
Disbursement for loan to related party		—	(2,450,000)
Investment in an affiliate	—	(150,000)	—
Investment in an subsidiary	—	(1,567,757)	—
Dividend received	6,506,710	5,400,000	—
Net cash provided by (used in) investing activities	$4,636,163	$3,682,243	$(2,450,000)

Financing activities:
Repayment of Long-term debt	(8,506,324)	—	—
Amounts due from subsidiaries	3,178,570	4,980,294	254,949
Amounts due to subsidiaries	(57,527)	(792,257)	7,140,367
Repurchase of ordinary shares	(375,000)	(1,530,895)	(4,694,950)
Net cash provided by (used in) financing activities	$(5,760,281)	$2,657,142	$2,700,366
Net increase (decrease) in cash and cash equivalents	$(2,814,838)	$4,210,843	$(4,201,666)
Cash and cash equivalents at the beginning of the year	4,928,041	2,113,203	6,324,046
Cash and cash equivalents at the end of the year	$2,113,203	$6,324,046	$2,122,380

FINANCIAL INFORMATION OF PARENT COMPANY

Note to Schedule I

1) Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

2) As disclosed in Note 1 to the consolidated financial statements, the Company was incorporated in the British Virgin Islands (“BVI”) on March 4, 2004 to be the holding company of the Company. The Company is an integrated multi-platform marketing company in China which develops, promotes and sells products. The Company’s two primary sales platforms are integrated direct sales and a nationwide distribution network. Direct sales platforms include outbound marketing platform (which until early 2015 included TV direct sales) and Internet sales platform.

3) The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries and VIE. For the parent company, the Company records its investments in subsidiaries and VIE under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures . Such investments are presented on the Condensed Balance Sheets as “Investment in subsidiaries and VIE” and the subsidiaries and VIE’ profit or loss as “Equity in income/loss of subsidiaries” on the Condensed Statements of Comprehensive Loss. Ordinarily under the equity method, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this Schedule I, the parent company has continued to reflect its share, based on its proportionate interest, of the losses of subsidiaries and VIE regardless of the carrying value of the investment even though the parent company is not obligated to provide continuing support or fund losses.

4) As of December 31, 2016 and 2017, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company. $6,506,710, $5,400,000 and nil dividend was paid by the Company's subsidiaries to the Company in 2015, 2016 and 2017.